Collateral (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Assets Pledged as Collateral and Correspondence Liabilities

In purchase transactions from SFoods Inc., the following trade and other receivables and some of the property, plant, and equipment are pledged as collateral. Some of the property, plant, and equipment in the table below are pledged as collateral for bank borrowings.

		As of December 31,
	NOTE	2018	2017
		(Thousands of yen)
Pledged assets
Trade and other receivables		2,323,337	1,250,742
Property, plant and equipment		402,572	238,253
Others		—	50,136

Total		2,725,909	1,539,131

Correspondence liabilities
Related party trade payables	16	5,189,472	3,288,093
Interest-bearing loans and borrowings	11	—	1,340,446

Total		5,189,472	4,628,539